Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	INSPIRATO INCORPORATED
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001820566
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1